Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LORD ABBETT SECURITIES TRUST
Entity Central Index Key	0000898031
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000019522
Shareholder Report [Line Items]
Fund Name	Lord Abbett Alpha Strategy Fund
Class Name	Class A
Trading Symbol	ALFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.43%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.43%	[1]
AssetsNet	$ 664,825,239
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$664,825,239
# of Portfolio Holdings	6
Portfolio Turnover Rate	3%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	20.22%
Lord Abbett Focused Small Cap Value Fund - Class I	9.99%
Lord Abbett International Opportunities Fund - Class I	19.59%
Lord Abbett Micro Cap Growth Fund - Class I	10.20%
Lord Abbett Small Cap Value Fund - Class I	20.03%
Lord Abbett Value Opportunities Fund - Class I	19.97%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

C000019524
Shareholder Report [Line Items]
Fund Name	Lord Abbett Alpha Strategy Fund
Class Name	Class C
Trading Symbol	ALFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$63	1.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.18%	[2]
AssetsNet	$ 664,825,239
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$664,825,239
# of Portfolio Holdings	6
Portfolio Turnover Rate	3%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	20.22%
Lord Abbett Focused Small Cap Value Fund - Class I	9.99%
Lord Abbett International Opportunities Fund - Class I	19.59%
Lord Abbett Micro Cap Growth Fund - Class I	10.20%
Lord Abbett Small Cap Value Fund - Class I	20.03%
Lord Abbett Value Opportunities Fund - Class I	19.97%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

C000054925
Shareholder Report [Line Items]
Fund Name	Lord Abbett Alpha Strategy Fund
Class Name	Class F
Trading Symbol	ALFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$15	0.28%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%	[3]
AssetsNet	$ 664,825,239
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$664,825,239
# of Portfolio Holdings	6
Portfolio Turnover Rate	3%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	20.22%
Lord Abbett Focused Small Cap Value Fund - Class I	9.99%
Lord Abbett International Opportunities Fund - Class I	19.59%
Lord Abbett Micro Cap Growth Fund - Class I	10.20%
Lord Abbett Small Cap Value Fund - Class I	20.03%
Lord Abbett Value Opportunities Fund - Class I	19.97%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

C000184531
Shareholder Report [Line Items]
Fund Name	Lord Abbett Alpha Strategy Fund
Class Name	Class F3
Trading Symbol	ALFOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[4]
AssetsNet	$ 664,825,239
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$664,825,239
# of Portfolio Holdings	6
Portfolio Turnover Rate	3%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	20.22%
Lord Abbett Focused Small Cap Value Fund - Class I	9.99%
Lord Abbett International Opportunities Fund - Class I	19.59%
Lord Abbett Micro Cap Growth Fund - Class I	10.20%
Lord Abbett Small Cap Value Fund - Class I	20.03%
Lord Abbett Value Opportunities Fund - Class I	19.97%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

C000019521
Shareholder Report [Line Items]
Fund Name	Lord Abbett Alpha Strategy Fund
Class Name	Class I
Trading Symbol	ALFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$10	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.18%	[5]
AssetsNet	$ 664,825,239
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$664,825,239
# of Portfolio Holdings	6
Portfolio Turnover Rate	3%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	20.22%
Lord Abbett Focused Small Cap Value Fund - Class I	9.99%
Lord Abbett International Opportunities Fund - Class I	19.59%
Lord Abbett Micro Cap Growth Fund - Class I	10.20%
Lord Abbett Small Cap Value Fund - Class I	20.03%
Lord Abbett Value Opportunities Fund - Class I	19.97%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

C000054926
Shareholder Report [Line Items]
Fund Name	Lord Abbett Alpha Strategy Fund
Class Name	Class R2
Trading Symbol	ALFQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$41	0.78%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%	[6]
AssetsNet	$ 664,825,239
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$664,825,239
# of Portfolio Holdings	6
Portfolio Turnover Rate	3%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	20.22%
Lord Abbett Focused Small Cap Value Fund - Class I	9.99%
Lord Abbett International Opportunities Fund - Class I	19.59%
Lord Abbett Micro Cap Growth Fund - Class I	10.20%
Lord Abbett Small Cap Value Fund - Class I	20.03%
Lord Abbett Value Opportunities Fund - Class I	19.97%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

C000054927
Shareholder Report [Line Items]
Fund Name	Lord Abbett Alpha Strategy Fund
Class Name	Class R3
Trading Symbol	ALFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$36	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%	[7]
AssetsNet	$ 664,825,239
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$664,825,239
# of Portfolio Holdings	6
Portfolio Turnover Rate	3%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	20.22%
Lord Abbett Focused Small Cap Value Fund - Class I	9.99%
Lord Abbett International Opportunities Fund - Class I	19.59%
Lord Abbett Micro Cap Growth Fund - Class I	10.20%
Lord Abbett Small Cap Value Fund - Class I	20.03%
Lord Abbett Value Opportunities Fund - Class I	19.97%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

C000155670
Shareholder Report [Line Items]
Fund Name	Lord Abbett Alpha Strategy Fund
Class Name	Class R4
Trading Symbol	ALFKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$23	0.43%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.43%	[8]
AssetsNet	$ 664,825,239
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$664,825,239
# of Portfolio Holdings	6
Portfolio Turnover Rate	3%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	20.22%
Lord Abbett Focused Small Cap Value Fund - Class I	9.99%
Lord Abbett International Opportunities Fund - Class I	19.59%
Lord Abbett Micro Cap Growth Fund - Class I	10.20%
Lord Abbett Small Cap Value Fund - Class I	20.03%
Lord Abbett Value Opportunities Fund - Class I	19.97%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

C000155671
Shareholder Report [Line Items]
Fund Name	Lord Abbett Alpha Strategy Fund
Class Name	Class R5
Trading Symbol	ALFTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$10	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.18%	[9]
AssetsNet	$ 664,825,239
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$664,825,239
# of Portfolio Holdings	6
Portfolio Turnover Rate	3%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	20.22%
Lord Abbett Focused Small Cap Value Fund - Class I	9.99%
Lord Abbett International Opportunities Fund - Class I	19.59%
Lord Abbett Micro Cap Growth Fund - Class I	10.20%
Lord Abbett Small Cap Value Fund - Class I	20.03%
Lord Abbett Value Opportunities Fund - Class I	19.97%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

C000155672
Shareholder Report [Line Items]
Fund Name	Lord Abbett Alpha Strategy Fund
Class Name	Class R6
Trading Symbol	ALFVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[10]
AssetsNet	$ 664,825,239
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$664,825,239
# of Portfolio Holdings	6
Portfolio Turnover Rate	3%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	20.22%
Lord Abbett Focused Small Cap Value Fund - Class I	9.99%
Lord Abbett International Opportunities Fund - Class I	19.59%
Lord Abbett Micro Cap Growth Fund - Class I	10.20%
Lord Abbett Small Cap Value Fund - Class I	20.03%
Lord Abbett Value Opportunities Fund - Class I	19.97%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

C000175097
Shareholder Report [Line Items]
Fund Name	Lord Abbett Global Equity Fund
Class Name	Class A
Trading Symbol	LGCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.90%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%	[11]
AssetsNet	$ 393,914,920
Holdings Count | Holding	85
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$393,914,920
# of Portfolio Holdings	85
Portfolio Turnover Rate	25%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.60%
Consumer Discretionary	11.00%
Consumer Staples	4.64%
Energy	3.40%
Financials	15.39%
Health Care	7.26%
Industrials	14.10%
Information Technology	31.40%
Materials	1.49%
Real Estate	0.37%
Utilities	1.03%
Repurchase Agreements	1.32%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000175098
Shareholder Report [Line Items]
Fund Name	Lord Abbett Global Equity Fund
Class Name	Class C
Trading Symbol	LGCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.65%	[12]
AssetsNet	$ 393,914,920
Holdings Count | Holding	85
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$393,914,920
# of Portfolio Holdings	85
Portfolio Turnover Rate	25%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.60%
Consumer Discretionary	11.00%
Consumer Staples	4.64%
Energy	3.40%
Financials	15.39%
Health Care	7.26%
Industrials	14.10%
Information Technology	31.40%
Materials	1.49%
Real Estate	0.37%
Utilities	1.03%
Repurchase Agreements	1.32%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000175099
Shareholder Report [Line Items]
Fund Name	Lord Abbett Global Equity Fund
Class Name	Class F
Trading Symbol	LGCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$39	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[13]
AssetsNet	$ 393,914,920
Holdings Count | Holding	85
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$393,914,920
# of Portfolio Holdings	85
Portfolio Turnover Rate	25%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.60%
Consumer Discretionary	11.00%
Consumer Staples	4.64%
Energy	3.40%
Financials	15.39%
Health Care	7.26%
Industrials	14.10%
Information Technology	31.40%
Materials	1.49%
Real Estate	0.37%
Utilities	1.03%
Repurchase Agreements	1.32%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000184543
Shareholder Report [Line Items]
Fund Name	Lord Abbett Global Equity Fund
Class Name	Class F3
Trading Symbol	LGCOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$29	0.56%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[14]
AssetsNet	$ 393,914,920
Holdings Count | Holding	85
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$393,914,920
# of Portfolio Holdings	85
Portfolio Turnover Rate	25%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.60%
Consumer Discretionary	11.00%
Consumer Staples	4.64%
Energy	3.40%
Financials	15.39%
Health Care	7.26%
Industrials	14.10%
Information Technology	31.40%
Materials	1.49%
Real Estate	0.37%
Utilities	1.03%
Repurchase Agreements	1.32%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000175100
Shareholder Report [Line Items]
Fund Name	Lord Abbett Global Equity Fund
Class Name	Class I
Trading Symbol	LGCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[15]
AssetsNet	$ 393,914,920
Holdings Count | Holding	85
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$393,914,920
# of Portfolio Holdings	85
Portfolio Turnover Rate	25%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.60%
Consumer Discretionary	11.00%
Consumer Staples	4.64%
Energy	3.40%
Financials	15.39%
Health Care	7.26%
Industrials	14.10%
Information Technology	31.40%
Materials	1.49%
Real Estate	0.37%
Utilities	1.03%
Repurchase Agreements	1.32%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000175102
Shareholder Report [Line Items]
Fund Name	Lord Abbett Global Equity Fund
Class Name	Class R3
Trading Symbol	LGCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$59	1.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%	[16]
AssetsNet	$ 393,914,920
Holdings Count | Holding	85
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$393,914,920
# of Portfolio Holdings	85
Portfolio Turnover Rate	25%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.60%
Consumer Discretionary	11.00%
Consumer Staples	4.64%
Energy	3.40%
Financials	15.39%
Health Care	7.26%
Industrials	14.10%
Information Technology	31.40%
Materials	1.49%
Real Estate	0.37%
Utilities	1.03%
Repurchase Agreements	1.32%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000175103
Shareholder Report [Line Items]
Fund Name	Lord Abbett Global Equity Fund
Class Name	Class R4
Trading Symbol	LGCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$46	0.90%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%	[17]
AssetsNet	$ 393,914,920
Holdings Count | Holding	85
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$393,914,920
# of Portfolio Holdings	85
Portfolio Turnover Rate	25%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.60%
Consumer Discretionary	11.00%
Consumer Staples	4.64%
Energy	3.40%
Financials	15.39%
Health Care	7.26%
Industrials	14.10%
Information Technology	31.40%
Materials	1.49%
Real Estate	0.37%
Utilities	1.03%
Repurchase Agreements	1.32%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000175104
Shareholder Report [Line Items]
Fund Name	Lord Abbett Global Equity Fund
Class Name	Class R5
Trading Symbol	LGCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$33	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[18]
AssetsNet	$ 393,914,920
Holdings Count | Holding	85
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$393,914,920
# of Portfolio Holdings	85
Portfolio Turnover Rate	25%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.60%
Consumer Discretionary	11.00%
Consumer Staples	4.64%
Energy	3.40%
Financials	15.39%
Health Care	7.26%
Industrials	14.10%
Information Technology	31.40%
Materials	1.49%
Real Estate	0.37%
Utilities	1.03%
Repurchase Agreements	1.32%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000175105
Shareholder Report [Line Items]
Fund Name	Lord Abbett Global Equity Fund
Class Name	Class R6
Trading Symbol	LGCWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$29	0.56%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[19]
AssetsNet	$ 393,914,920
Holdings Count | Holding	85
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$393,914,920
# of Portfolio Holdings	85
Portfolio Turnover Rate	25%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.60%
Consumer Discretionary	11.00%
Consumer Staples	4.64%
Energy	3.40%
Financials	15.39%
Health Care	7.26%
Industrials	14.10%
Information Technology	31.40%
Materials	1.49%
Real Estate	0.37%
Utilities	1.03%
Repurchase Agreements	1.32%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000019525
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Equity Fund
Class Name	Class A
Trading Symbol	LICAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.87%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.87%	[20]
AssetsNet	$ 721,922,207
Holdings Count | Holding	111
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$721,922,207
# of Portfolio Holdings	111
Portfolio Turnover Rate	37%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.66%
Consumer Discretionary	6.30%
Consumer Staples	4.32%
Energy	3.49%
Financials	22.17%
Health Care	7.52%
Industrials	18.66%
Information Technology	21.94%
Materials	5.87%
Real Estate	0.52%
Utilities	1.78%
Repurchase Agreements	2.85%
Money Market FundsFootnote Reference†	0.83%
Time DepositsFootnote Reference†	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000019527
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Equity Fund
Class Name	Class C
Trading Symbol	LICCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$86	1.62%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.62%	[21]
AssetsNet	$ 721,922,207
Holdings Count | Holding	111
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$721,922,207
# of Portfolio Holdings	111
Portfolio Turnover Rate	37%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.66%
Consumer Discretionary	6.30%
Consumer Staples	4.32%
Energy	3.49%
Financials	22.17%
Health Care	7.52%
Industrials	18.66%
Information Technology	21.94%
Materials	5.87%
Real Estate	0.52%
Utilities	1.78%
Repurchase Agreements	2.85%
Money Market FundsFootnote Reference†	0.83%
Time DepositsFootnote Reference†	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000054928
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Equity Fund
Class Name	Class F
Trading Symbol	LICFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$38	0.72%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%	[22]
AssetsNet	$ 721,922,207
Holdings Count | Holding	111
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$721,922,207
# of Portfolio Holdings	111
Portfolio Turnover Rate	37%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.66%
Consumer Discretionary	6.30%
Consumer Staples	4.32%
Energy	3.49%
Financials	22.17%
Health Care	7.52%
Industrials	18.66%
Information Technology	21.94%
Materials	5.87%
Real Estate	0.52%
Utilities	1.78%
Repurchase Agreements	2.85%
Money Market FundsFootnote Reference†	0.83%
Time DepositsFootnote Reference†	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000184533
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Equity Fund
Class Name	Class F3
Trading Symbol	LICOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$30	0.56%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.56%	[23]
AssetsNet	$ 721,922,207
Holdings Count | Holding	111
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$721,922,207
# of Portfolio Holdings	111
Portfolio Turnover Rate	37%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.66%
Consumer Discretionary	6.30%
Consumer Staples	4.32%
Energy	3.49%
Financials	22.17%
Health Care	7.52%
Industrials	18.66%
Information Technology	21.94%
Materials	5.87%
Real Estate	0.52%
Utilities	1.78%
Repurchase Agreements	2.85%
Money Market FundsFootnote Reference†	0.83%
Time DepositsFootnote Reference†	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000019529
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Equity Fund
Class Name	Class I
Trading Symbol	LICYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.62%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.62%	[24]
AssetsNet	$ 721,922,207
Holdings Count | Holding	111
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$721,922,207
# of Portfolio Holdings	111
Portfolio Turnover Rate	37%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.66%
Consumer Discretionary	6.30%
Consumer Staples	4.32%
Energy	3.49%
Financials	22.17%
Health Care	7.52%
Industrials	18.66%
Information Technology	21.94%
Materials	5.87%
Real Estate	0.52%
Utilities	1.78%
Repurchase Agreements	2.85%
Money Market FundsFootnote Reference†	0.83%
Time DepositsFootnote Reference†	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000019528
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Equity Fund
Class Name	Class P
Trading Symbol	LICPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$54	1.02%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.02%	[25]
AssetsNet	$ 721,922,207
Holdings Count | Holding	111
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$721,922,207
# of Portfolio Holdings	111
Portfolio Turnover Rate	37%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.66%
Consumer Discretionary	6.30%
Consumer Staples	4.32%
Energy	3.49%
Financials	22.17%
Health Care	7.52%
Industrials	18.66%
Information Technology	21.94%
Materials	5.87%
Real Estate	0.52%
Utilities	1.78%
Repurchase Agreements	2.85%
Money Market FundsFootnote Reference†	0.83%
Time DepositsFootnote Reference†	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000054929
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Equity Fund
Class Name	Class R2
Trading Symbol	LICQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$65	1.22%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.22%	[26]
AssetsNet	$ 721,922,207
Holdings Count | Holding	111
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$721,922,207
# of Portfolio Holdings	111
Portfolio Turnover Rate	37%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.66%
Consumer Discretionary	6.30%
Consumer Staples	4.32%
Energy	3.49%
Financials	22.17%
Health Care	7.52%
Industrials	18.66%
Information Technology	21.94%
Materials	5.87%
Real Estate	0.52%
Utilities	1.78%
Repurchase Agreements	2.85%
Money Market FundsFootnote Reference†	0.83%
Time DepositsFootnote Reference†	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000054930
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Equity Fund
Class Name	Class R3
Trading Symbol	LICRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$60	1.12%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.12%	[27]
AssetsNet	$ 721,922,207
Holdings Count | Holding	111
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$721,922,207
# of Portfolio Holdings	111
Portfolio Turnover Rate	37%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.66%
Consumer Discretionary	6.30%
Consumer Staples	4.32%
Energy	3.49%
Financials	22.17%
Health Care	7.52%
Industrials	18.66%
Information Technology	21.94%
Materials	5.87%
Real Estate	0.52%
Utilities	1.78%
Repurchase Agreements	2.85%
Money Market FundsFootnote Reference†	0.83%
Time DepositsFootnote Reference†	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000155673
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Equity Fund
Class Name	Class R4
Trading Symbol	LICSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$46	0.87%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.87%	[28]
AssetsNet	$ 721,922,207
Holdings Count | Holding	111
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$721,922,207
# of Portfolio Holdings	111
Portfolio Turnover Rate	37%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.66%
Consumer Discretionary	6.30%
Consumer Staples	4.32%
Energy	3.49%
Financials	22.17%
Health Care	7.52%
Industrials	18.66%
Information Technology	21.94%
Materials	5.87%
Real Estate	0.52%
Utilities	1.78%
Repurchase Agreements	2.85%
Money Market FundsFootnote Reference†	0.83%
Time DepositsFootnote Reference†	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000155674
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Equity Fund
Class Name	Class R5
Trading Symbol	LICTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$33	0.62%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.62%	[29]
AssetsNet	$ 721,922,207
Holdings Count | Holding	111
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$721,922,207
# of Portfolio Holdings	111
Portfolio Turnover Rate	37%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.66%
Consumer Discretionary	6.30%
Consumer Staples	4.32%
Energy	3.49%
Financials	22.17%
Health Care	7.52%
Industrials	18.66%
Information Technology	21.94%
Materials	5.87%
Real Estate	0.52%
Utilities	1.78%
Repurchase Agreements	2.85%
Money Market FundsFootnote Reference†	0.83%
Time DepositsFootnote Reference†	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000155675
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Equity Fund
Class Name	Class R6
Trading Symbol	LICVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$30	0.56%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.56%	[30]
AssetsNet	$ 721,922,207
Holdings Count | Holding	111
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$721,922,207
# of Portfolio Holdings	111
Portfolio Turnover Rate	37%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.66%
Consumer Discretionary	6.30%
Consumer Staples	4.32%
Energy	3.49%
Financials	22.17%
Health Care	7.52%
Industrials	18.66%
Information Technology	21.94%
Materials	5.87%
Real Estate	0.52%
Utilities	1.78%
Repurchase Agreements	2.85%
Money Market FundsFootnote Reference†	0.83%
Time DepositsFootnote Reference†	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000019537
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Small Cap Value Fund
Class Name	Class A
Trading Symbol	LFVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	1.28%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.28%	[31]
AssetsNet	$ 95,733,692
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$95,733,692
# of Portfolio Holdings	42
Portfolio Turnover Rate	32%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	6.88%
Consumer Staples	4.06%
Energy	7.26%
Financials	25.70%
Health Care	6.57%
Industrials	22.45%
Information Technology	11.20%
Materials	8.76%
Real Estate	2.59%
Utilities	2.47%
Repurchase Agreements	0.67%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000212762
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Small Cap Value Fund
Class Name	Class C
Trading Symbol	LFVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$109	2.03%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	2.03%	[32]
AssetsNet	$ 95,733,692
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$95,733,692
# of Portfolio Holdings	42
Portfolio Turnover Rate	32%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	6.88%
Consumer Staples	4.06%
Energy	7.26%
Financials	25.70%
Health Care	6.57%
Industrials	22.45%
Information Technology	11.20%
Materials	8.76%
Real Estate	2.59%
Utilities	2.47%
Repurchase Agreements	0.67%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000212765
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Small Cap Value Fund
Class Name	Class F
Trading Symbol	LFSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$55	1.03%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.03%	[33]
AssetsNet	$ 95,733,692
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$95,733,692
# of Portfolio Holdings	42
Portfolio Turnover Rate	32%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	6.88%
Consumer Staples	4.06%
Energy	7.26%
Financials	25.70%
Health Care	6.57%
Industrials	22.45%
Information Technology	11.20%
Materials	8.76%
Real Estate	2.59%
Utilities	2.47%
Repurchase Agreements	0.67%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000212764
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Small Cap Value Fund
Class Name	Class F3
Trading Symbol	LMVOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$53	0.98%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.98%	[34]
AssetsNet	$ 95,733,692
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$95,733,692
# of Portfolio Holdings	42
Portfolio Turnover Rate	32%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	6.88%
Consumer Staples	4.06%
Energy	7.26%
Financials	25.70%
Health Care	6.57%
Industrials	22.45%
Information Technology	11.20%
Materials	8.76%
Real Estate	2.59%
Utilities	2.47%
Repurchase Agreements	0.67%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000019538
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Small Cap Value Fund
Class Name	Class I
Trading Symbol	LMVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$55	1.03%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.03%	[35]
AssetsNet	$ 95,733,692
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$95,733,692
# of Portfolio Holdings	42
Portfolio Turnover Rate	32%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	6.88%
Consumer Staples	4.06%
Energy	7.26%
Financials	25.70%
Health Care	6.57%
Industrials	22.45%
Information Technology	11.20%
Materials	8.76%
Real Estate	2.59%
Utilities	2.47%
Repurchase Agreements	0.67%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000212760
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Small Cap Value Fund
Class Name	Class R5
Trading Symbol	LMVVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$55	1.03%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.03%	[36]
AssetsNet	$ 95,733,692
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$95,733,692
# of Portfolio Holdings	42
Portfolio Turnover Rate	32%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	6.88%
Consumer Staples	4.06%
Energy	7.26%
Financials	25.70%
Health Care	6.57%
Industrials	22.45%
Information Technology	11.20%
Materials	8.76%
Real Estate	2.59%
Utilities	2.47%
Repurchase Agreements	0.67%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000212759
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Small Cap Value Fund
Class Name	Class R6
Trading Symbol	LMVWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$53	0.99%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%	[37]
AssetsNet	$ 95,733,692
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$95,733,692
# of Portfolio Holdings	42
Portfolio Turnover Rate	32%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	6.88%
Consumer Staples	4.06%
Energy	7.26%
Financials	25.70%
Health Care	6.57%
Industrials	22.45%
Information Technology	11.20%
Materials	8.76%
Real Estate	2.59%
Utilities	2.47%
Repurchase Agreements	0.67%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000208652
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Growth Fund
Class Name	Class A
Trading Symbol	LFGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.05%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.05%	[38]
AssetsNet	$ 162,700,173
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$162,700,173
# of Portfolio Holdings	34
Portfolio Turnover Rate	75%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.58%
Consumer Discretionary	6.00%
Consumer Staples	1.20%
Financials	2.17%
Health Care	15.61%
Industrials	16.29%
Information Technology	44.69%
Repurchase Agreements	2.46%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000208648
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Growth Fund
Class Name	Class C
Trading Symbol	LFGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$87	1.80%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.80%	[39]
AssetsNet	$ 162,700,173
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$162,700,173
# of Portfolio Holdings	34
Portfolio Turnover Rate	75%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.58%
Consumer Discretionary	6.00%
Consumer Staples	1.20%
Financials	2.17%
Health Care	15.61%
Industrials	16.29%
Information Technology	44.69%
Repurchase Agreements	2.46%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000208649
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Growth Fund
Class Name	Class F
Trading Symbol	LFGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$39	0.80%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%	[40]
AssetsNet	$ 162,700,173
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$162,700,173
# of Portfolio Holdings	34
Portfolio Turnover Rate	75%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.58%
Consumer Discretionary	6.00%
Consumer Staples	1.20%
Financials	2.17%
Health Care	15.61%
Industrials	16.29%
Information Technology	44.69%
Repurchase Agreements	2.46%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000208650
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Growth Fund
Class Name	Class F3
Trading Symbol	LFGOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$34	0.71%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.71%	[41]
AssetsNet	$ 162,700,173
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$162,700,173
# of Portfolio Holdings	34
Portfolio Turnover Rate	75%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.58%
Consumer Discretionary	6.00%
Consumer Staples	1.20%
Financials	2.17%
Health Care	15.61%
Industrials	16.29%
Information Technology	44.69%
Repurchase Agreements	2.46%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000208651
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Growth Fund
Class Name	Class I
Trading Symbol	LFGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.80%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%	[42]
AssetsNet	$ 162,700,173
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$162,700,173
# of Portfolio Holdings	34
Portfolio Turnover Rate	75%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.58%
Consumer Discretionary	6.00%
Consumer Staples	1.20%
Financials	2.17%
Health Care	15.61%
Industrials	16.29%
Information Technology	44.69%
Repurchase Agreements	2.46%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000208653
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Growth Fund
Class Name	Class R3
Trading Symbol	LFGQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$63	1.30%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.30%	[43]
AssetsNet	$ 162,700,173
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$162,700,173
# of Portfolio Holdings	34
Portfolio Turnover Rate	75%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.58%
Consumer Discretionary	6.00%
Consumer Staples	1.20%
Financials	2.17%
Health Care	15.61%
Industrials	16.29%
Information Technology	44.69%
Repurchase Agreements	2.46%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000208654
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Growth Fund
Class Name	Class R4
Trading Symbol	LFGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$51	1.05%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.05%	[44]
AssetsNet	$ 162,700,173
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$162,700,173
# of Portfolio Holdings	34
Portfolio Turnover Rate	75%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.58%
Consumer Discretionary	6.00%
Consumer Staples	1.20%
Financials	2.17%
Health Care	15.61%
Industrials	16.29%
Information Technology	44.69%
Repurchase Agreements	2.46%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000208655
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Growth Fund
Class Name	Class R5
Trading Symbol	LFGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$39	0.80%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%	[45]
AssetsNet	$ 162,700,173
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$162,700,173
# of Portfolio Holdings	34
Portfolio Turnover Rate	75%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.58%
Consumer Discretionary	6.00%
Consumer Staples	1.20%
Financials	2.17%
Health Care	15.61%
Industrials	16.29%
Information Technology	44.69%
Repurchase Agreements	2.46%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000208656
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Growth Fund
Class Name	Class R6
Trading Symbol	LFGVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$34	0.71%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.71%	[46]
AssetsNet	$ 162,700,173
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$162,700,173
# of Portfolio Holdings	34
Portfolio Turnover Rate	75%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.58%
Consumer Discretionary	6.00%
Consumer Staples	1.20%
Financials	2.17%
Health Care	15.61%
Industrials	16.29%
Information Technology	44.69%
Repurchase Agreements	2.46%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000209879
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Large Cap Value Fund
Class Name	Class A
Trading Symbol	LAFLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.96%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%	[47]
AssetsNet	$ 148,305,663
Holdings Count | Holding	32
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$148,305,663
# of Portfolio Holdings	32
Portfolio Turnover Rate	35%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.59%
Consumer Discretionary	10.06%
Consumer Staples	5.61%
Energy	7.93%
Financials	20.49%
Health Care	11.44%
Industrials	14.17%
Information Technology	17.07%
Materials	2.91%
Real Estate	3.52%
Repurchase Agreements	1.21%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000209875
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Large Cap Value Fund
Class Name	Class C
Trading Symbol	LCFLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$87	1.71%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.71%	[48]
AssetsNet	$ 148,305,663
Holdings Count | Holding	32
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$148,305,663
# of Portfolio Holdings	32
Portfolio Turnover Rate	35%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.59%
Consumer Discretionary	10.06%
Consumer Staples	5.61%
Energy	7.93%
Financials	20.49%
Health Care	11.44%
Industrials	14.17%
Information Technology	17.07%
Materials	2.91%
Real Estate	3.52%
Repurchase Agreements	1.21%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000209876
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Large Cap Value Fund
Class Name	Class F
Trading Symbol	LFFLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$36	0.71%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[49]
AssetsNet	$ 148,305,663
Holdings Count | Holding	32
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$148,305,663
# of Portfolio Holdings	32
Portfolio Turnover Rate	35%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.59%
Consumer Discretionary	10.06%
Consumer Staples	5.61%
Energy	7.93%
Financials	20.49%
Health Care	11.44%
Industrials	14.17%
Information Technology	17.07%
Materials	2.91%
Real Estate	3.52%
Repurchase Agreements	1.21%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000209877
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Large Cap Value Fund
Class Name	Class F3
Trading Symbol	LOFLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$32	0.63%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[50]
AssetsNet	$ 148,305,663
Holdings Count | Holding	32
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$148,305,663
# of Portfolio Holdings	32
Portfolio Turnover Rate	35%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.59%
Consumer Discretionary	10.06%
Consumer Staples	5.61%
Energy	7.93%
Financials	20.49%
Health Care	11.44%
Industrials	14.17%
Information Technology	17.07%
Materials	2.91%
Real Estate	3.52%
Repurchase Agreements	1.21%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000209878
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Large Cap Value Fund
Class Name	Class I
Trading Symbol	LIFLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.71%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[51]
AssetsNet	$ 148,305,663
Holdings Count | Holding	32
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$148,305,663
# of Portfolio Holdings	32
Portfolio Turnover Rate	35%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.59%
Consumer Discretionary	10.06%
Consumer Staples	5.61%
Energy	7.93%
Financials	20.49%
Health Care	11.44%
Industrials	14.17%
Information Technology	17.07%
Materials	2.91%
Real Estate	3.52%
Repurchase Agreements	1.21%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000209880
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Large Cap Value Fund
Class Name	Class R3
Trading Symbol	LQFLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$62	1.21%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.21%	[52]
AssetsNet	$ 148,305,663
Holdings Count | Holding	32
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$148,305,663
# of Portfolio Holdings	32
Portfolio Turnover Rate	35%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.59%
Consumer Discretionary	10.06%
Consumer Staples	5.61%
Energy	7.93%
Financials	20.49%
Health Care	11.44%
Industrials	14.17%
Information Technology	17.07%
Materials	2.91%
Real Estate	3.52%
Repurchase Agreements	1.21%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000209881
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Large Cap Value Fund
Class Name	Class R4
Trading Symbol	LSFLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$49	0.96%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%	[53]
AssetsNet	$ 148,305,663
Holdings Count | Holding	32
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$148,305,663
# of Portfolio Holdings	32
Portfolio Turnover Rate	35%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.59%
Consumer Discretionary	10.06%
Consumer Staples	5.61%
Energy	7.93%
Financials	20.49%
Health Care	11.44%
Industrials	14.17%
Information Technology	17.07%
Materials	2.91%
Real Estate	3.52%
Repurchase Agreements	1.21%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000209882
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Large Cap Value Fund
Class Name	Class R5
Trading Symbol	LFLTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$36	0.71%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[54]
AssetsNet	$ 148,305,663
Holdings Count | Holding	32
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$148,305,663
# of Portfolio Holdings	32
Portfolio Turnover Rate	35%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.59%
Consumer Discretionary	10.06%
Consumer Staples	5.61%
Energy	7.93%
Financials	20.49%
Health Care	11.44%
Industrials	14.17%
Information Technology	17.07%
Materials	2.91%
Real Estate	3.52%
Repurchase Agreements	1.21%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000209883
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Large Cap Value Fund
Class Name	Class R6
Trading Symbol	LVFLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$32	0.63%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[55]
AssetsNet	$ 148,305,663
Holdings Count | Holding	32
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$148,305,663
# of Portfolio Holdings	32
Portfolio Turnover Rate	35%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.59%
Consumer Discretionary	10.06%
Consumer Staples	5.61%
Energy	7.93%
Financials	20.49%
Health Care	11.44%
Industrials	14.17%
Information Technology	17.07%
Materials	2.91%
Real Estate	3.52%
Repurchase Agreements	1.21%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000019515
Shareholder Report [Line Items]
Fund Name	Lord Abbett Fundamental Equity Fund
Class Name	Class A
Trading Symbol	LDFVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.93%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%	[56]
AssetsNet	$ 2,210,839,803
Holdings Count | Holding	57
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$2,210,839,803
# of Portfolio Holdings	57
Portfolio Turnover Rate	22%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.52%
Consumer Discretionary	6.97%
Consumer Staples	4.47%
Energy	8.16%
Financials	20.26%
Health Care	14.14%
Industrials	14.87%
Information Technology	14.05%
Materials	5.03%
Real Estate	1.75%
Utilities	4.31%
Repurchase Agreements	0.47%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000019517
Shareholder Report [Line Items]
Fund Name	Lord Abbett Fundamental Equity Fund
Class Name	Class C
Trading Symbol	GILAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$87	1.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.68%	[57]
AssetsNet	$ 2,210,839,803
Holdings Count | Holding	57
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$2,210,839,803
# of Portfolio Holdings	57
Portfolio Turnover Rate	22%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.52%
Consumer Discretionary	6.97%
Consumer Staples	4.47%
Energy	8.16%
Financials	20.26%
Health Care	14.14%
Industrials	14.87%
Information Technology	14.05%
Materials	5.03%
Real Estate	1.75%
Utilities	4.31%
Repurchase Agreements	0.47%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000054922
Shareholder Report [Line Items]
Fund Name	Lord Abbett Fundamental Equity Fund
Class Name	Class F
Trading Symbol	LAVFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$41	0.78%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%	[58]
AssetsNet	$ 2,210,839,803
Holdings Count | Holding	57
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$2,210,839,803
# of Portfolio Holdings	57
Portfolio Turnover Rate	22%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.52%
Consumer Discretionary	6.97%
Consumer Staples	4.47%
Energy	8.16%
Financials	20.26%
Health Care	14.14%
Industrials	14.87%
Information Technology	14.05%
Materials	5.03%
Real Estate	1.75%
Utilities	4.31%
Repurchase Agreements	0.47%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000184529
Shareholder Report [Line Items]
Fund Name	Lord Abbett Fundamental Equity Fund
Class Name	Class F3
Trading Symbol	LDFOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$32	0.62%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%	[59]
AssetsNet	$ 2,210,839,803
Holdings Count | Holding	57
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$2,210,839,803
# of Portfolio Holdings	57
Portfolio Turnover Rate	22%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.52%
Consumer Discretionary	6.97%
Consumer Staples	4.47%
Energy	8.16%
Financials	20.26%
Health Care	14.14%
Industrials	14.87%
Information Technology	14.05%
Materials	5.03%
Real Estate	1.75%
Utilities	4.31%
Repurchase Agreements	0.47%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000019519
Shareholder Report [Line Items]
Fund Name	Lord Abbett Fundamental Equity Fund
Class Name	Class I
Trading Symbol	LAVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[60]
AssetsNet	$ 2,210,839,803
Holdings Count | Holding	57
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$2,210,839,803
# of Portfolio Holdings	57
Portfolio Turnover Rate	22%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.52%
Consumer Discretionary	6.97%
Consumer Staples	4.47%
Energy	8.16%
Financials	20.26%
Health Care	14.14%
Industrials	14.87%
Information Technology	14.05%
Materials	5.03%
Real Estate	1.75%
Utilities	4.31%
Repurchase Agreements	0.47%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000019518
Shareholder Report [Line Items]
Fund Name	Lord Abbett Fundamental Equity Fund
Class Name	Class P
Trading Symbol	LAVPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$59	1.13%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.13%	[61]
AssetsNet	$ 2,210,839,803
Holdings Count | Holding	57
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$2,210,839,803
# of Portfolio Holdings	57
Portfolio Turnover Rate	22%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.52%
Consumer Discretionary	6.97%
Consumer Staples	4.47%
Energy	8.16%
Financials	20.26%
Health Care	14.14%
Industrials	14.87%
Information Technology	14.05%
Materials	5.03%
Real Estate	1.75%
Utilities	4.31%
Repurchase Agreements	0.47%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000054923
Shareholder Report [Line Items]
Fund Name	Lord Abbett Fundamental Equity Fund
Class Name	Class R2
Trading Symbol	LAVQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$66	1.28%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.28%	[62]
AssetsNet	$ 2,210,839,803
Holdings Count | Holding	57
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$2,210,839,803
# of Portfolio Holdings	57
Portfolio Turnover Rate	22%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.52%
Consumer Discretionary	6.97%
Consumer Staples	4.47%
Energy	8.16%
Financials	20.26%
Health Care	14.14%
Industrials	14.87%
Information Technology	14.05%
Materials	5.03%
Real Estate	1.75%
Utilities	4.31%
Repurchase Agreements	0.47%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000054924
Shareholder Report [Line Items]
Fund Name	Lord Abbett Fundamental Equity Fund
Class Name	Class R3
Trading Symbol	LAVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$61	1.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.18%	[63]
AssetsNet	$ 2,210,839,803
Holdings Count | Holding	57
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$2,210,839,803
# of Portfolio Holdings	57
Portfolio Turnover Rate	22%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.52%
Consumer Discretionary	6.97%
Consumer Staples	4.47%
Energy	8.16%
Financials	20.26%
Health Care	14.14%
Industrials	14.87%
Information Technology	14.05%
Materials	5.03%
Real Estate	1.75%
Utilities	4.31%
Repurchase Agreements	0.47%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000155667
Shareholder Report [Line Items]
Fund Name	Lord Abbett Fundamental Equity Fund
Class Name	Class R4
Trading Symbol	LAVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$49	0.94%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%	[64]
AssetsNet	$ 2,210,839,803
Holdings Count | Holding	57
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$2,210,839,803
# of Portfolio Holdings	57
Portfolio Turnover Rate	22%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.52%
Consumer Discretionary	6.97%
Consumer Staples	4.47%
Energy	8.16%
Financials	20.26%
Health Care	14.14%
Industrials	14.87%
Information Technology	14.05%
Materials	5.03%
Real Estate	1.75%
Utilities	4.31%
Repurchase Agreements	0.47%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000155668
Shareholder Report [Line Items]
Fund Name	Lord Abbett Fundamental Equity Fund
Class Name	Class R5
Trading Symbol	LAVTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$35	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[65]
AssetsNet	$ 2,210,839,803
Holdings Count | Holding	57
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$2,210,839,803
# of Portfolio Holdings	57
Portfolio Turnover Rate	22%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.52%
Consumer Discretionary	6.97%
Consumer Staples	4.47%
Energy	8.16%
Financials	20.26%
Health Care	14.14%
Industrials	14.87%
Information Technology	14.05%
Materials	5.03%
Real Estate	1.75%
Utilities	4.31%
Repurchase Agreements	0.47%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000155669
Shareholder Report [Line Items]
Fund Name	Lord Abbett Fundamental Equity Fund
Class Name	Class R6
Trading Symbol	LAVVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$32	0.62%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%	[66]
AssetsNet	$ 2,210,839,803
Holdings Count | Holding	57
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$2,210,839,803
# of Portfolio Holdings	57
Portfolio Turnover Rate	22%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.52%
Consumer Discretionary	6.97%
Consumer Staples	4.47%
Energy	8.16%
Financials	20.26%
Health Care	14.14%
Industrials	14.87%
Information Technology	14.05%
Materials	5.03%
Real Estate	1.75%
Utilities	4.31%
Repurchase Agreements	0.47%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000101588
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Leaders Fund
Class Name	Class A
Trading Symbol	LGLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.90%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%	[67]
AssetsNet	$ 7,549,340,877
Holdings Count | Holding	62
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$7,549,340,877
# of Portfolio Holdings	62
Portfolio Turnover Rate	50%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.27%
Consumer Discretionary	7.44%
Consumer Staples	0.91%
Energy	0.41%
Financials	1.28%
Health Care	13.79%
Industrials	16.81%
Information Technology	44.25%
Repurchase Agreements	3.84%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000101589
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Leaders Fund
Class Name	Class C
Trading Symbol	LGLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$80	1.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.65%	[68]
AssetsNet	$ 7,549,340,877
Holdings Count | Holding	62
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$7,549,340,877
# of Portfolio Holdings	62
Portfolio Turnover Rate	50%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.27%
Consumer Discretionary	7.44%
Consumer Staples	0.91%
Energy	0.41%
Financials	1.28%
Health Care	13.79%
Industrials	16.81%
Information Technology	44.25%
Repurchase Agreements	3.84%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000101590
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Leaders Fund
Class Name	Class F
Trading Symbol	LGLFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$31	0.64%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.64%	[69]
AssetsNet	$ 7,549,340,877
Holdings Count | Holding	62
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$7,549,340,877
# of Portfolio Holdings	62
Portfolio Turnover Rate	50%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.27%
Consumer Discretionary	7.44%
Consumer Staples	0.91%
Energy	0.41%
Financials	1.28%
Health Care	13.79%
Industrials	16.81%
Information Technology	44.25%
Repurchase Agreements	3.84%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000184541
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Leaders Fund
Class Name	Class F3
Trading Symbol	LGLOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$28	0.57%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%	[70]
AssetsNet	$ 7,549,340,877
Holdings Count | Holding	62
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$7,549,340,877
# of Portfolio Holdings	62
Portfolio Turnover Rate	50%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.27%
Consumer Discretionary	7.44%
Consumer Staples	0.91%
Energy	0.41%
Financials	1.28%
Health Care	13.79%
Industrials	16.81%
Information Technology	44.25%
Repurchase Agreements	3.84%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000101591
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Leaders Fund
Class Name	Class I
Trading Symbol	LGLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.64%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.64%	[71]
AssetsNet	$ 7,549,340,877
Holdings Count | Holding	62
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$7,549,340,877
# of Portfolio Holdings	62
Portfolio Turnover Rate	50%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.27%
Consumer Discretionary	7.44%
Consumer Staples	0.91%
Energy	0.41%
Financials	1.28%
Health Care	13.79%
Industrials	16.81%
Information Technology	44.25%
Repurchase Agreements	3.84%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000101592
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Leaders Fund
Class Name	Class R2
Trading Symbol	LGLQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$61	1.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.25%	[72]
AssetsNet	$ 7,549,340,877
Holdings Count | Holding	62
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$7,549,340,877
# of Portfolio Holdings	62
Portfolio Turnover Rate	50%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.27%
Consumer Discretionary	7.44%
Consumer Staples	0.91%
Energy	0.41%
Financials	1.28%
Health Care	13.79%
Industrials	16.81%
Information Technology	44.25%
Repurchase Agreements	3.84%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000101593
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Leaders Fund
Class Name	Class R3
Trading Symbol	LGLRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$56	1.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.15%	[73]
AssetsNet	$ 7,549,340,877
Holdings Count | Holding	62
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$7,549,340,877
# of Portfolio Holdings	62
Portfolio Turnover Rate	50%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.27%
Consumer Discretionary	7.44%
Consumer Staples	0.91%
Energy	0.41%
Financials	1.28%
Health Care	13.79%
Industrials	16.81%
Information Technology	44.25%
Repurchase Agreements	3.84%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000155685
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Leaders Fund
Class Name	Class R4
Trading Symbol	LGLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$44	0.90%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%	[74]
AssetsNet	$ 7,549,340,877
Holdings Count | Holding	62
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$7,549,340,877
# of Portfolio Holdings	62
Portfolio Turnover Rate	50%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.27%
Consumer Discretionary	7.44%
Consumer Staples	0.91%
Energy	0.41%
Financials	1.28%
Health Care	13.79%
Industrials	16.81%
Information Technology	44.25%
Repurchase Agreements	3.84%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000155686
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Leaders Fund
Class Name	Class R5
Trading Symbol	LGLUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$32	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[75]
AssetsNet	$ 7,549,340,877
Holdings Count | Holding	62
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$7,549,340,877
# of Portfolio Holdings	62
Portfolio Turnover Rate	50%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.27%
Consumer Discretionary	7.44%
Consumer Staples	0.91%
Energy	0.41%
Financials	1.28%
Health Care	13.79%
Industrials	16.81%
Information Technology	44.25%
Repurchase Agreements	3.84%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000155687
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Leaders Fund
Class Name	Class R6
Trading Symbol	LGLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$28	0.57%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%	[76]
AssetsNet	$ 7,549,340,877
Holdings Count | Holding	62
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$7,549,340,877
# of Portfolio Holdings	62
Portfolio Turnover Rate	50%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.27%
Consumer Discretionary	7.44%
Consumer Staples	0.91%
Energy	0.41%
Financials	1.28%
Health Care	13.79%
Industrials	16.81%
Information Technology	44.25%
Repurchase Agreements	3.84%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000208658
Shareholder Report [Line Items]
Fund Name	Lord Abbett Health Care Fund
Class Name	Class A
Trading Symbol	LHCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.03%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.03%	[77]
AssetsNet	$ 8,118,556
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$8,118,556
# of Portfolio Holdings	64
Portfolio Turnover Rate	37%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Industry	% Footnote Reference*
Biotechnology	41.41%
Health Care Equipment & Supplies	6.96%
Health Care Providers & Services	10.98%
Health Care Technology	0.85%
Life Sciences Tools & Services	4.67%
Pharmaceuticals	31.50%
Repurchase Agreements	1.75%
Money Market FundsFootnote Reference**	1.69%
Time DepositsFootnote Reference**	0.19%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000208659
Shareholder Report [Line Items]
Fund Name	Lord Abbett Health Care Fund
Class Name	Class C
Trading Symbol	LHCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$88	1.78%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.78%	[78]
AssetsNet	$ 8,118,556
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$8,118,556
# of Portfolio Holdings	64
Portfolio Turnover Rate	37%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Industry	% Footnote Reference*
Biotechnology	41.41%
Health Care Equipment & Supplies	6.96%
Health Care Providers & Services	10.98%
Health Care Technology	0.85%
Life Sciences Tools & Services	4.67%
Pharmaceuticals	31.50%
Repurchase Agreements	1.75%
Money Market FundsFootnote Reference**	1.69%
Time DepositsFootnote Reference**	0.19%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000208660
Shareholder Report [Line Items]
Fund Name	Lord Abbett Health Care Fund
Class Name	Class F
Trading Symbol	LHCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$39	0.78%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%	[79]
AssetsNet	$ 8,118,556
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$8,118,556
# of Portfolio Holdings	64
Portfolio Turnover Rate	37%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Industry	% Footnote Reference*
Biotechnology	41.41%
Health Care Equipment & Supplies	6.96%
Health Care Providers & Services	10.98%
Health Care Technology	0.85%
Life Sciences Tools & Services	4.67%
Pharmaceuticals	31.50%
Repurchase Agreements	1.75%
Money Market FundsFootnote Reference**	1.69%
Time DepositsFootnote Reference**	0.19%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000208661
Shareholder Report [Line Items]
Fund Name	Lord Abbett Health Care Fund
Class Name	Class F3
Trading Symbol	LHCOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$34	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[80]
AssetsNet	$ 8,118,556
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$8,118,556
# of Portfolio Holdings	64
Portfolio Turnover Rate	37%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Industry	% Footnote Reference*
Biotechnology	41.41%
Health Care Equipment & Supplies	6.96%
Health Care Providers & Services	10.98%
Health Care Technology	0.85%
Life Sciences Tools & Services	4.67%
Pharmaceuticals	31.50%
Repurchase Agreements	1.75%
Money Market FundsFootnote Reference**	1.69%
Time DepositsFootnote Reference**	0.19%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000208662
Shareholder Report [Line Items]
Fund Name	Lord Abbett Health Care Fund
Class Name	Class I
Trading Symbol	LHCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.78%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%	[81]
AssetsNet	$ 8,118,556
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$8,118,556
# of Portfolio Holdings	64
Portfolio Turnover Rate	37%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Industry	% Footnote Reference*
Biotechnology	41.41%
Health Care Equipment & Supplies	6.96%
Health Care Providers & Services	10.98%
Health Care Technology	0.85%
Life Sciences Tools & Services	4.67%
Pharmaceuticals	31.50%
Repurchase Agreements	1.75%
Money Market FundsFootnote Reference**	1.69%
Time DepositsFootnote Reference**	0.19%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000208664
Shareholder Report [Line Items]
Fund Name	Lord Abbett Health Care Fund
Class Name	Class R3
Trading Symbol	LHCQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$63	1.28%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.28%	[82]
AssetsNet	$ 8,118,556
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$8,118,556
# of Portfolio Holdings	64
Portfolio Turnover Rate	37%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Industry	% Footnote Reference*
Biotechnology	41.41%
Health Care Equipment & Supplies	6.96%
Health Care Providers & Services	10.98%
Health Care Technology	0.85%
Life Sciences Tools & Services	4.67%
Pharmaceuticals	31.50%
Repurchase Agreements	1.75%
Money Market FundsFootnote Reference**	1.69%
Time DepositsFootnote Reference**	0.19%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000208665
Shareholder Report [Line Items]
Fund Name	Lord Abbett Health Care Fund
Class Name	Class R4
Trading Symbol	LHCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$51	1.03%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.03%	[83]
AssetsNet	$ 8,118,556
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$8,118,556
# of Portfolio Holdings	64
Portfolio Turnover Rate	37%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Industry	% Footnote Reference*
Biotechnology	41.41%
Health Care Equipment & Supplies	6.96%
Health Care Providers & Services	10.98%
Health Care Technology	0.85%
Life Sciences Tools & Services	4.67%
Pharmaceuticals	31.50%
Repurchase Agreements	1.75%
Money Market FundsFootnote Reference**	1.69%
Time DepositsFootnote Reference**	0.19%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000208667
Shareholder Report [Line Items]
Fund Name	Lord Abbett Health Care Fund
Class Name	Class R5
Trading Symbol	LHCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$39	0.78%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%	[84]
AssetsNet	$ 8,118,556
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$8,118,556
# of Portfolio Holdings	64
Portfolio Turnover Rate	37%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Industry	% Footnote Reference*
Biotechnology	41.41%
Health Care Equipment & Supplies	6.96%
Health Care Providers & Services	10.98%
Health Care Technology	0.85%
Life Sciences Tools & Services	4.67%
Pharmaceuticals	31.50%
Repurchase Agreements	1.75%
Money Market FundsFootnote Reference**	1.69%
Time DepositsFootnote Reference**	0.19%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000208666
Shareholder Report [Line Items]
Fund Name	Lord Abbett Health Care Fund
Class Name	Class R6
Trading Symbol	LHCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$34	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[85]
AssetsNet	$ 8,118,556
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$8,118,556
# of Portfolio Holdings	64
Portfolio Turnover Rate	37%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Industry	% Footnote Reference*
Biotechnology	41.41%
Health Care Equipment & Supplies	6.96%
Health Care Providers & Services	10.98%
Health Care Technology	0.85%
Life Sciences Tools & Services	4.67%
Pharmaceuticals	31.50%
Repurchase Agreements	1.75%
Money Market FundsFootnote Reference**	1.69%
Time DepositsFootnote Reference**	0.19%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

C000019658
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Opportunities Fund
Class Name	Class A
Trading Symbol	LAIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.23%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.23%	[86]
AssetsNet	$ 347,439,022
Holdings Count | Holding	108
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$347,439,022
# of Portfolio Holdings	108
Portfolio Turnover Rate	67%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.33%
Consumer Discretionary	8.74%
Consumer Staples	3.92%
Energy	6.27%
Financials	9.86%
Health Care	5.43%
Industrials	32.29%
Information Technology	19.03%
Materials	8.25%
Real Estate	2.57%
Utilities	0.77%
Repurchase Agreements	0.84%
Money Market FundsFootnote Reference†	0.63%
Time DepositsFootnote Reference†	0.07%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000019660
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Opportunities Fund
Class Name	Class C
Trading Symbol	LINCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$105	1.98%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.98%	[87]
AssetsNet	$ 347,439,022
Holdings Count | Holding	108
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$347,439,022
# of Portfolio Holdings	108
Portfolio Turnover Rate	67%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.33%
Consumer Discretionary	8.74%
Consumer Staples	3.92%
Energy	6.27%
Financials	9.86%
Health Care	5.43%
Industrials	32.29%
Information Technology	19.03%
Materials	8.25%
Real Estate	2.57%
Utilities	0.77%
Repurchase Agreements	0.84%
Money Market FundsFootnote Reference†	0.63%
Time DepositsFootnote Reference†	0.07%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000054937
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Opportunities Fund
Class Name	Class F
Trading Symbol	LINFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$57	1.08%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.08%	[88]
AssetsNet	$ 347,439,022
Holdings Count | Holding	108
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$347,439,022
# of Portfolio Holdings	108
Portfolio Turnover Rate	67%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.33%
Consumer Discretionary	8.74%
Consumer Staples	3.92%
Energy	6.27%
Financials	9.86%
Health Care	5.43%
Industrials	32.29%
Information Technology	19.03%
Materials	8.25%
Real Estate	2.57%
Utilities	0.77%
Repurchase Agreements	0.84%
Money Market FundsFootnote Reference†	0.63%
Time DepositsFootnote Reference†	0.07%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000184538
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Opportunities Fund
Class Name	Class F3
Trading Symbol	LOIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$48	0.91%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.91%	[89]
AssetsNet	$ 347,439,022
Holdings Count | Holding	108
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$347,439,022
# of Portfolio Holdings	108
Portfolio Turnover Rate	67%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.33%
Consumer Discretionary	8.74%
Consumer Staples	3.92%
Energy	6.27%
Financials	9.86%
Health Care	5.43%
Industrials	32.29%
Information Technology	19.03%
Materials	8.25%
Real Estate	2.57%
Utilities	0.77%
Repurchase Agreements	0.84%
Money Market FundsFootnote Reference†	0.63%
Time DepositsFootnote Reference†	0.07%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000019662
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Opportunities Fund
Class Name	Class I
Trading Symbol	LINYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.98%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.98%	[90]
AssetsNet	$ 347,439,022
Holdings Count | Holding	108
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$347,439,022
# of Portfolio Holdings	108
Portfolio Turnover Rate	67%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.33%
Consumer Discretionary	8.74%
Consumer Staples	3.92%
Energy	6.27%
Financials	9.86%
Health Care	5.43%
Industrials	32.29%
Information Technology	19.03%
Materials	8.25%
Real Estate	2.57%
Utilities	0.77%
Repurchase Agreements	0.84%
Money Market FundsFootnote Reference†	0.63%
Time DepositsFootnote Reference†	0.07%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000019661
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Opportunities Fund
Class Name	Class P
Trading Symbol	LINPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$75	1.42%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.42%	[91]
AssetsNet	$ 347,439,022
Holdings Count | Holding	108
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$347,439,022
# of Portfolio Holdings	108
Portfolio Turnover Rate	67%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.33%
Consumer Discretionary	8.74%
Consumer Staples	3.92%
Energy	6.27%
Financials	9.86%
Health Care	5.43%
Industrials	32.29%
Information Technology	19.03%
Materials	8.25%
Real Estate	2.57%
Utilities	0.77%
Repurchase Agreements	0.84%
Money Market FundsFootnote Reference†	0.63%
Time DepositsFootnote Reference†	0.07%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000054938
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Opportunities Fund
Class Name	Class R2
Trading Symbol	LINQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$84	1.58%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.58%	[92]
AssetsNet	$ 347,439,022
Holdings Count | Holding	108
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$347,439,022
# of Portfolio Holdings	108
Portfolio Turnover Rate	67%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.33%
Consumer Discretionary	8.74%
Consumer Staples	3.92%
Energy	6.27%
Financials	9.86%
Health Care	5.43%
Industrials	32.29%
Information Technology	19.03%
Materials	8.25%
Real Estate	2.57%
Utilities	0.77%
Repurchase Agreements	0.84%
Money Market FundsFootnote Reference†	0.63%
Time DepositsFootnote Reference†	0.07%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000054939
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Opportunities Fund
Class Name	Class R3
Trading Symbol	LINRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$79	1.48%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.48%	[93]
AssetsNet	$ 347,439,022
Holdings Count | Holding	108
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$347,439,022
# of Portfolio Holdings	108
Portfolio Turnover Rate	67%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.33%
Consumer Discretionary	8.74%
Consumer Staples	3.92%
Energy	6.27%
Financials	9.86%
Health Care	5.43%
Industrials	32.29%
Information Technology	19.03%
Materials	8.25%
Real Estate	2.57%
Utilities	0.77%
Repurchase Agreements	0.84%
Money Market FundsFootnote Reference†	0.63%
Time DepositsFootnote Reference†	0.07%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000155679
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Opportunities Fund
Class Name	Class R4
Trading Symbol	LINSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$65	1.23%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.23%	[94]
AssetsNet	$ 347,439,022
Holdings Count | Holding	108
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$347,439,022
# of Portfolio Holdings	108
Portfolio Turnover Rate	67%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.33%
Consumer Discretionary	8.74%
Consumer Staples	3.92%
Energy	6.27%
Financials	9.86%
Health Care	5.43%
Industrials	32.29%
Information Technology	19.03%
Materials	8.25%
Real Estate	2.57%
Utilities	0.77%
Repurchase Agreements	0.84%
Money Market FundsFootnote Reference†	0.63%
Time DepositsFootnote Reference†	0.07%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000155680
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Opportunities Fund
Class Name	Class R5
Trading Symbol	LINTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$52	0.98%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.98%	[95]
AssetsNet	$ 347,439,022
Holdings Count | Holding	108
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$347,439,022
# of Portfolio Holdings	108
Portfolio Turnover Rate	67%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.33%
Consumer Discretionary	8.74%
Consumer Staples	3.92%
Energy	6.27%
Financials	9.86%
Health Care	5.43%
Industrials	32.29%
Information Technology	19.03%
Materials	8.25%
Real Estate	2.57%
Utilities	0.77%
Repurchase Agreements	0.84%
Money Market FundsFootnote Reference†	0.63%
Time DepositsFootnote Reference†	0.07%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000155681
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Opportunities Fund
Class Name	Class R6
Trading Symbol	LINVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$48	0.91%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.91%	[96]
AssetsNet	$ 347,439,022
Holdings Count | Holding	108
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$347,439,022
# of Portfolio Holdings	108
Portfolio Turnover Rate	67%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.33%
Consumer Discretionary	8.74%
Consumer Staples	3.92%
Energy	6.27%
Financials	9.86%
Health Care	5.43%
Industrials	32.29%
Information Technology	19.03%
Materials	8.25%
Real Estate	2.57%
Utilities	0.77%
Repurchase Agreements	0.84%
Money Market FundsFootnote Reference†	0.63%
Time DepositsFootnote Reference†	0.07%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000065058
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Value Fund
Class Name	Class A
Trading Symbol	LIDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.93%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.93%	[97]
AssetsNet	$ 514,883,210
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$514,883,210
# of Portfolio Holdings	81
Portfolio Turnover Rate	34%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.91%
Consumer Discretionary	4.67%
Consumer Staples	6.11%
Energy	6.83%
Financials	34.37%
Health Care	7.23%
Industrials	13.19%
Information Technology	7.21%
Materials	7.69%
Utilities	5.44%
Repurchase Agreements	3.05%
Money Market FundsFootnote Reference†	1.17%
Time DepositsFootnote Reference†	0.13%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000065060
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Value Fund
Class Name	Class C
Trading Symbol	LIDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89	1.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.68%	[98]
AssetsNet	$ 514,883,210
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$514,883,210
# of Portfolio Holdings	81
Portfolio Turnover Rate	34%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.91%
Consumer Discretionary	4.67%
Consumer Staples	6.11%
Energy	6.83%
Financials	34.37%
Health Care	7.23%
Industrials	13.19%
Information Technology	7.21%
Materials	7.69%
Utilities	5.44%
Repurchase Agreements	3.05%
Money Market FundsFootnote Reference†	1.17%
Time DepositsFootnote Reference†	0.13%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000065061
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Value Fund
Class Name	Class F
Trading Symbol	LIDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$41	0.78%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%	[99]
AssetsNet	$ 514,883,210
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$514,883,210
# of Portfolio Holdings	81
Portfolio Turnover Rate	34%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.91%
Consumer Discretionary	4.67%
Consumer Staples	6.11%
Energy	6.83%
Financials	34.37%
Health Care	7.23%
Industrials	13.19%
Information Technology	7.21%
Materials	7.69%
Utilities	5.44%
Repurchase Agreements	3.05%
Money Market FundsFootnote Reference†	1.17%
Time DepositsFootnote Reference†	0.13%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000184539
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Value Fund
Class Name	Class F3
Trading Symbol	LIDOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$32	0.61%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%	[100]
AssetsNet	$ 514,883,210
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$514,883,210
# of Portfolio Holdings	81
Portfolio Turnover Rate	34%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.91%
Consumer Discretionary	4.67%
Consumer Staples	6.11%
Energy	6.83%
Financials	34.37%
Health Care	7.23%
Industrials	13.19%
Information Technology	7.21%
Materials	7.69%
Utilities	5.44%
Repurchase Agreements	3.05%
Money Market FundsFootnote Reference†	1.17%
Time DepositsFootnote Reference†	0.13%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000065062
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Value Fund
Class Name	Class I
Trading Symbol	LAIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%	[101]
AssetsNet	$ 514,883,210
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$514,883,210
# of Portfolio Holdings	81
Portfolio Turnover Rate	34%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.91%
Consumer Discretionary	4.67%
Consumer Staples	6.11%
Energy	6.83%
Financials	34.37%
Health Care	7.23%
Industrials	13.19%
Information Technology	7.21%
Materials	7.69%
Utilities	5.44%
Repurchase Agreements	3.05%
Money Market FundsFootnote Reference†	1.17%
Time DepositsFootnote Reference†	0.13%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000065063
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Value Fund
Class Name	Class R2
Trading Symbol	LIDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$68	1.28%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.28%	[102]
AssetsNet	$ 514,883,210
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$514,883,210
# of Portfolio Holdings	81
Portfolio Turnover Rate	34%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.91%
Consumer Discretionary	4.67%
Consumer Staples	6.11%
Energy	6.83%
Financials	34.37%
Health Care	7.23%
Industrials	13.19%
Information Technology	7.21%
Materials	7.69%
Utilities	5.44%
Repurchase Agreements	3.05%
Money Market FundsFootnote Reference†	1.17%
Time DepositsFootnote Reference†	0.13%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000065064
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Value Fund
Class Name	Class R3
Trading Symbol	LIRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$63	1.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.18%	[103]
AssetsNet	$ 514,883,210
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$514,883,210
# of Portfolio Holdings	81
Portfolio Turnover Rate	34%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.91%
Consumer Discretionary	4.67%
Consumer Staples	6.11%
Energy	6.83%
Financials	34.37%
Health Care	7.23%
Industrials	13.19%
Information Technology	7.21%
Materials	7.69%
Utilities	5.44%
Repurchase Agreements	3.05%
Money Market FundsFootnote Reference†	1.17%
Time DepositsFootnote Reference†	0.13%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000155682
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Value Fund
Class Name	Class R4
Trading Symbol	LIRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$49	0.93%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.93%	[104]
AssetsNet	$ 514,883,210
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$514,883,210
# of Portfolio Holdings	81
Portfolio Turnover Rate	34%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.91%
Consumer Discretionary	4.67%
Consumer Staples	6.11%
Energy	6.83%
Financials	34.37%
Health Care	7.23%
Industrials	13.19%
Information Technology	7.21%
Materials	7.69%
Utilities	5.44%
Repurchase Agreements	3.05%
Money Market FundsFootnote Reference†	1.17%
Time DepositsFootnote Reference†	0.13%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000155683
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Value Fund
Class Name	Class R5
Trading Symbol	LIRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$35	0.66%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%	[105]
AssetsNet	$ 514,883,210
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$514,883,210
# of Portfolio Holdings	81
Portfolio Turnover Rate	34%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.91%
Consumer Discretionary	4.67%
Consumer Staples	6.11%
Energy	6.83%
Financials	34.37%
Health Care	7.23%
Industrials	13.19%
Information Technology	7.21%
Materials	7.69%
Utilities	5.44%
Repurchase Agreements	3.05%
Money Market FundsFootnote Reference†	1.17%
Time DepositsFootnote Reference†	0.13%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000155684
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Value Fund
Class Name	Class R6
Trading Symbol	LIRVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$32	0.61%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%	[106]
AssetsNet	$ 514,883,210
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$514,883,210
# of Portfolio Holdings	81
Portfolio Turnover Rate	34%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.91%
Consumer Discretionary	4.67%
Consumer Staples	6.11%
Energy	6.83%
Financials	34.37%
Health Care	7.23%
Industrials	13.19%
Information Technology	7.21%
Materials	7.69%
Utilities	5.44%
Repurchase Agreements	3.05%
Money Market FundsFootnote Reference†	1.17%
Time DepositsFootnote Reference†	0.13%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000019535
Shareholder Report [Line Items]
Fund Name	Lord Abbett Micro Cap Growth Fund
Class Name	Class A
Trading Symbol	LAMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Micro Cap Growth Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	1.36%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.36%	[107]
AssetsNet	$ 203,608,823
Holdings Count | Holding	82
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$203,608,823
# of Portfolio Holdings	82
Portfolio Turnover Rate	46%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.96%
Consumer Discretionary	7.97%
Consumer Staples	3.28%
Financials	6.85%
Health Care	27.16%
Industrials	23.47%
Information Technology	19.54%
Repurchase Agreements	1.32%
Money Market FundsFootnote Reference†	6.70%
Time DepositsFootnote Reference†	0.75%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000221454
Shareholder Report [Line Items]
Fund Name	Lord Abbett Micro Cap Growth Fund
Class Name	Class C
Trading Symbol	LCMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Micro Cap Growth Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$111	2.11%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.11%	[108]
AssetsNet	$ 203,608,823
Holdings Count | Holding	82
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$203,608,823
# of Portfolio Holdings	82
Portfolio Turnover Rate	46%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.96%
Consumer Discretionary	7.97%
Consumer Staples	3.28%
Financials	6.85%
Health Care	27.16%
Industrials	23.47%
Information Technology	19.54%
Repurchase Agreements	1.32%
Money Market FundsFootnote Reference†	6.70%
Time DepositsFootnote Reference†	0.75%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000221457
Shareholder Report [Line Items]
Fund Name	Lord Abbett Micro Cap Growth Fund
Class Name	Class F
Trading Symbol	LFMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Micro Cap Growth Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$58	1.11%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.11%	[109]
AssetsNet	$ 203,608,823
Holdings Count | Holding	82
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$203,608,823
# of Portfolio Holdings	82
Portfolio Turnover Rate	46%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.96%
Consumer Discretionary	7.97%
Consumer Staples	3.28%
Financials	6.85%
Health Care	27.16%
Industrials	23.47%
Information Technology	19.54%
Repurchase Agreements	1.32%
Money Market FundsFootnote Reference†	6.70%
Time DepositsFootnote Reference†	0.75%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000019536
Shareholder Report [Line Items]
Fund Name	Lord Abbett Micro Cap Growth Fund
Class Name	Class I
Trading Symbol	LMIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Micro Cap Growth Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$58	1.11%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.11%	[110]
AssetsNet	$ 203,608,823
Holdings Count | Holding	82
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$203,608,823
# of Portfolio Holdings	82
Portfolio Turnover Rate	46%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.96%
Consumer Discretionary	7.97%
Consumer Staples	3.28%
Financials	6.85%
Health Care	27.16%
Industrials	23.47%
Information Technology	19.54%
Repurchase Agreements	1.32%
Money Market FundsFootnote Reference†	6.70%
Time DepositsFootnote Reference†	0.75%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000019539
Shareholder Report [Line Items]
Fund Name	Lord Abbett Value Opportunities Fund
Class Name	Class A
Trading Symbol	LVOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.18%	[111]
AssetsNet	$ 1,133,631,545
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$1,133,631,545
# of Portfolio Holdings	64
Portfolio Turnover Rate	16%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	9.19%
Consumer Staples	4.35%
Energy	6.10%
Financials	18.30%
Health Care	8.61%
Industrials	24.85%
Information Technology	18.67%
Materials	4.77%
Real Estate	1.52%
Utilities	3.03%
Repurchase Agreements	0.61%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000019541
Shareholder Report [Line Items]
Fund Name	Lord Abbett Value Opportunities Fund
Class Name	Class C
Trading Symbol	LVOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$102	1.93%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.93%	[112]
AssetsNet	$ 1,133,631,545
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$1,133,631,545
# of Portfolio Holdings	64
Portfolio Turnover Rate	16%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	9.19%
Consumer Staples	4.35%
Energy	6.10%
Financials	18.30%
Health Care	8.61%
Industrials	24.85%
Information Technology	18.67%
Materials	4.77%
Real Estate	1.52%
Utilities	3.03%
Repurchase Agreements	0.61%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000054934
Shareholder Report [Line Items]
Fund Name	Lord Abbett Value Opportunities Fund
Class Name	Class F
Trading Symbol	LVOFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$54	1.03%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.03%	[113]
AssetsNet	$ 1,133,631,545
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$1,133,631,545
# of Portfolio Holdings	64
Portfolio Turnover Rate	16%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	9.19%
Consumer Staples	4.35%
Energy	6.10%
Financials	18.30%
Health Care	8.61%
Industrials	24.85%
Information Technology	18.67%
Materials	4.77%
Real Estate	1.52%
Utilities	3.03%
Repurchase Agreements	0.61%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000184535
Shareholder Report [Line Items]
Fund Name	Lord Abbett Value Opportunities Fund
Class Name	Class F3
Trading Symbol	LVOOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$44	0.84%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.84%	[114]
AssetsNet	$ 1,133,631,545
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$1,133,631,545
# of Portfolio Holdings	64
Portfolio Turnover Rate	16%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	9.19%
Consumer Staples	4.35%
Energy	6.10%
Financials	18.30%
Health Care	8.61%
Industrials	24.85%
Information Technology	18.67%
Materials	4.77%
Real Estate	1.52%
Utilities	3.03%
Repurchase Agreements	0.61%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000019543
Shareholder Report [Line Items]
Fund Name	Lord Abbett Value Opportunities Fund
Class Name	Class I
Trading Symbol	LVOYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.93%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.93%	[115]
AssetsNet	$ 1,133,631,545
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$1,133,631,545
# of Portfolio Holdings	64
Portfolio Turnover Rate	16%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	9.19%
Consumer Staples	4.35%
Energy	6.10%
Financials	18.30%
Health Care	8.61%
Industrials	24.85%
Information Technology	18.67%
Materials	4.77%
Real Estate	1.52%
Utilities	3.03%
Repurchase Agreements	0.61%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000019542
Shareholder Report [Line Items]
Fund Name	Lord Abbett Value Opportunities Fund
Class Name	Class P
Trading Symbol	LVOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$73	1.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.38%	[116]
AssetsNet	$ 1,133,631,545
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$1,133,631,545
# of Portfolio Holdings	64
Portfolio Turnover Rate	16%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	9.19%
Consumer Staples	4.35%
Energy	6.10%
Financials	18.30%
Health Care	8.61%
Industrials	24.85%
Information Technology	18.67%
Materials	4.77%
Real Estate	1.52%
Utilities	3.03%
Repurchase Agreements	0.61%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000054935
Shareholder Report [Line Items]
Fund Name	Lord Abbett Value Opportunities Fund
Class Name	Class R2
Trading Symbol	LVOQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$81	1.53%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.53%	[117]
AssetsNet	$ 1,133,631,545
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$1,133,631,545
# of Portfolio Holdings	64
Portfolio Turnover Rate	16%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	9.19%
Consumer Staples	4.35%
Energy	6.10%
Financials	18.30%
Health Care	8.61%
Industrials	24.85%
Information Technology	18.67%
Materials	4.77%
Real Estate	1.52%
Utilities	3.03%
Repurchase Agreements	0.61%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000054936
Shareholder Report [Line Items]
Fund Name	Lord Abbett Value Opportunities Fund
Class Name	Class R3
Trading Symbol	LVORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$76	1.43%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.43%	[118]
AssetsNet	$ 1,133,631,545
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$1,133,631,545
# of Portfolio Holdings	64
Portfolio Turnover Rate	16%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	9.19%
Consumer Staples	4.35%
Energy	6.10%
Financials	18.30%
Health Care	8.61%
Industrials	24.85%
Information Technology	18.67%
Materials	4.77%
Real Estate	1.52%
Utilities	3.03%
Repurchase Agreements	0.61%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000155676
Shareholder Report [Line Items]
Fund Name	Lord Abbett Value Opportunities Fund
Class Name	Class R4
Trading Symbol	LVOSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$62	1.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.18%	[119]
AssetsNet	$ 1,133,631,545
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$1,133,631,545
# of Portfolio Holdings	64
Portfolio Turnover Rate	16%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	9.19%
Consumer Staples	4.35%
Energy	6.10%
Financials	18.30%
Health Care	8.61%
Industrials	24.85%
Information Technology	18.67%
Materials	4.77%
Real Estate	1.52%
Utilities	3.03%
Repurchase Agreements	0.61%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000155677
Shareholder Report [Line Items]
Fund Name	Lord Abbett Value Opportunities Fund
Class Name	Class R5
Trading Symbol	LVOTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$49	0.93%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.93%	[120]
AssetsNet	$ 1,133,631,545
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$1,133,631,545
# of Portfolio Holdings	64
Portfolio Turnover Rate	16%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	9.19%
Consumer Staples	4.35%
Energy	6.10%
Financials	18.30%
Health Care	8.61%
Industrials	24.85%
Information Technology	18.67%
Materials	4.77%
Real Estate	1.52%
Utilities	3.03%
Repurchase Agreements	0.61%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000155678
Shareholder Report [Line Items]
Fund Name	Lord Abbett Value Opportunities Fund
Class Name	Class R6
Trading Symbol	LVOVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$44	0.84%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.84%	[121]
AssetsNet	$ 1,133,631,545
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$1,133,631,545
# of Portfolio Holdings	64
Portfolio Turnover Rate	16%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	9.19%
Consumer Staples	4.35%
Energy	6.10%
Financials	18.30%
Health Care	8.61%
Industrials	24.85%
Information Technology	18.67%
Materials	4.77%
Real Estate	1.52%
Utilities	3.03%
Repurchase Agreements	0.61%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	Annualized.
[17]	Annualized.
[18]	Annualized.
[19]	Annualized.
[20]	Annualized.
[21]	Annualized.
[22]	Annualized.
[23]	Annualized.
[24]	Annualized.
[25]	Annualized.
[26]	Annualized.
[27]	Annualized.
[28]	Annualized.
[29]	Annualized.
[30]	Annualized.
[31]	Annualized.
[32]	Annualized.
[33]	Annualized.
[34]	Annualized.
[35]	Annualized.
[36]	Annualized.
[37]	Annualized.
[38]	Annualized.
[39]	Annualized.
[40]	Annualized.
[41]	Annualized.
[42]	Annualized.
[43]	Annualized.
[44]	Annualized.
[45]	Annualized.
[46]	Annualized.
[47]	Annualized.
[48]	Annualized.
[49]	Annualized.
[50]	Annualized.
[51]	Annualized.
[52]	Annualized.
[53]	Annualized.
[54]	Annualized.
[55]	Annualized.
[56]	Annualized.
[57]	Annualized.
[58]	Annualized.
[59]	Annualized.
[60]	Annualized.
[61]	Annualized.
[62]	Annualized.
[63]	Annualized.
[64]	Annualized.
[65]	Annualized.
[66]	Annualized.
[67]	Annualized.
[68]	Annualized.
[69]	Annualized.
[70]	Annualized.
[71]	Annualized.
[72]	Annualized.
[73]	Annualized.
[74]	Annualized.
[75]	Annualized.
[76]	Annualized.
[77]	Annualized.
[78]	Annualized.
[79]	Annualized.
[80]	Annualized.
[81]	Annualized.
[82]	Annualized.
[83]	Annualized.
[84]	Annualized.
[85]	Annualized.
[86]	Annualized.
[87]	Annualized.
[88]	Annualized.
[89]	Annualized.
[90]	Annualized.
[91]	Annualized.
[92]	Annualized.
[93]	Annualized.
[94]	Annualized.
[95]	Annualized.
[96]	Annualized.
[97]	Annualized.
[98]	Annualized.
[99]	Annualized.
[100]	Annualized.
[101]	Annualized.
[102]	Annualized.
[103]	Annualized.
[104]	Annualized.
[105]	Annualized.
[106]	Annualized.
[107]	Annualized.
[108]	Annualized.
[109]	Annualized.
[110]	Annualized.
[111]	Annualized.
[112]	Annualized.
[113]	Annualized.
[114]	Annualized.
[115]	Annualized.
[116]	Annualized.
[117]	Annualized.
[118]	Annualized.
[119]	Annualized.
[120]	Annualized.
[121]	Annualized.